DBX ETF Trust | 1
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.0%
Australia — 0.0%
MMG Ltd. *
(Cost $9,577)
23,562 20,912
Brazil — 3.3%
Ambev SA
31,027 80,483
Axia Energia
8,371 97,917
B3 SA — Brasil Bolsa Balcao
36,387 101,877
Banco Bradesco SA
7,404 23,196
Banco BTG Pactual S.A
8,586 86,773
Banco do Brasil SA
7,845 32,991
Banco Santander Brasil SA
1,501 9,607
BB Seguridade Participacoes SA
5,505 35,143
Caixa Seguridade Participacoes
S/A
4,505 13,650
Cia de Saneamento Basico do
Estado de Sao Paulo
1,842 48,605
Companhia Paranaense de
Energia
6,980 17,792
Embraer SA
1,641 25,810
Energisa SA
2,339 21,586
Engie Brasil Energia SA
2,951 16,923
Equatorial Energia SA
5,760 42,862
Hapvida Participacoes e
Investimentos SA, 144A *
1,200 3,167
Itau Unibanco Holding SA
2,366 16,906
JBS NV, Class A *
1,481 21,756
Klabin SA
5,276 17,517
Localiza Rent a Car SA
3,967 33,595
Lojas Renner SA
7,480 22,049
Motiva Infraestrutura de
Mobilidade SA
8,737 26,114
Natura Cosmeticos SA *
6,833 10,601
NU Holdings Ltd., Class A *
23,859 414,908
Pagseguro Digital Ltd., Class A
1,579 16,548
Porto Seguro SA
165 1,457
Raia Drogasil SA
9,783 43,961
Rede D'Or Sao Luiz SA, 144A
5,199 45,372
Rumo SA
9,615 30,321
StoneCo Ltd., Class A *
1,789 30,145
Suzano SA
3,273 29,145
Telefonica Brasil SA
6,068 40,236
TIM SA
6,772 32,103
TOTVS SA
4,220 33,803
WEG SA
9,885 81,863
XP, Inc., Series BDR
1,371 26,585
XP, Inc., Class A
1,513 29,821
(Cost $1,351,261)
1,663,188
Canada — 0.1%
China Gold International
Resources Corp. Ltd.
(Cost $17,075)
1,673 31,932
Number
of Shares Value $
Chile — 0.4%
Banco de Chile
197,630 37,254
Banco de Credito e Inversiones
SA
670 38,876
Banco Santander Chile
225,770 16,929
Cencosud SA
9,350 29,372
Cia Sud Americana de Vapores
SA
148,500 7,741
Empresas CMPC SA
3,150 4,397
Enel Americas SA
114,850 11,140
Falabella SA
3,196 20,644
Latam Airlines Group SA
557,098 13,380
Plaza SA
4,532 15,613
(Cost $116,759)
195,346
China — 26.5%
360 Security Technology, Inc.,
Class A
5,805 11,185
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,938 5,642
3SBio, Inc., 144A *
13,577 54,513
AAC Technologies Holdings, Inc.
3,273 15,428
Accelink Technologies Co. Ltd.,
Class A
923 7,917
ACM Research Shanghai, Inc.,
Class A
290 6,477
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
305 11,568
Agricultural Bank of China Ltd.,
Class A
24,167 27,487
Agricultural Bank of China Ltd.,
Class H
127,091 95,168
Aier Eye Hospital Group Co. Ltd.,
Class A
6,588 10,718
AIMA Technology Group Co.
Ltd., Class A
900 3,923
Aisino Corp., Class A
3,361 4,284
Akeso, Inc., 144A *
4,429 69,914
All Winner Technology Co. Ltd.,
Class A
1,200 7,126
Amlogic Shanghai Co. Ltd.,
Class A *
557 7,133
Andon Health Co. Ltd., Class A
1,400 8,203
Angel Yeast Co. Ltd., Class A
659 3,822
Anhui Expressway Co. Ltd.,
Class A
2,880 6,270
Anhui Expressway Co. Ltd.,
Class H
4,373 7,762
Anker Innovations Technology
Co. Ltd., Class A
229 3,581
ANTA Sports Products Ltd.
5,313 57,903
Apeloa Pharmaceutical Co. Ltd.,
Class A
2,404 5,441
APT Medical, Inc., Class A
129 4,272

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Ascentage Pharma Group
International, 144A *
1,862 15,342
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
1,148 7,170
ASR Microelectronics Co. Ltd.,
Class A *
678 8,794
Asymchem Laboratories Tianjin
Co. Ltd., Class A
212 2,782
Asymchem Laboratories Tianjin
Co. Ltd., Class H, 144A
494 5,044
Atour Lifestyle Holdings Ltd.,
ADR
380 14,581
Autobio Diagnostics Co. Ltd.,
Class A
733 3,792
Autohome, Inc., ADR
567 13,472
Avary Holding Shenzhen Co.
Ltd., Class A
1,444 9,219
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,236 5,807
Baidu, Inc., Class A *
14,906 217,877
Bank of Beijing Co. Ltd., Class A
10,297 8,274
Bank of Changsha Co. Ltd.,
Class A
2,971 4,052
Bank of Chengdu Co. Ltd., Class
A
2,293 5,472
Bank of China Ltd., Class A
15,422 13,243
Bank of China Ltd., Class H
276,355 166,120
Bank of Chongqing Co. Ltd.,
Class A
1,855 2,939
Bank of Chongqing Co. Ltd.,
Class H
9,642 10,254
Bank of Communications Co.
Ltd., Class A
17,570 18,865
Bank of Communications Co.
Ltd., Class H
31,385 28,782
Bank of Guiyang Co. Ltd., Class
A
7,289 6,187
Bank of Hangzhou Co. Ltd.,
Class A
2,889 6,371
Bank of Jiangsu Co. Ltd., Class A
7,993 12,121
Bank of Nanjing Co. Ltd., Class A
4,556 7,457
Bank of Ningbo Co. Ltd., Class A
2,943 11,811
Bank of Shanghai Co. Ltd., Class
A
4,280 5,982
Bank of Suzhou Co. Ltd., Class A
2,130 2,471
Bank of Zhengzhou Co. Ltd.,
Class A
17,908 5,067
Bank of Zhengzhou Co. Ltd.,
Class H, 144A
16,468 2,496
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
7,420 3,170
Beijing Compass Technology
Development Co. Ltd., Class
A *
796 13,808
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
2,528 6,877
Number
of Shares Value $
Beijing Enlight Media Co. Ltd.,
Class A
3,707 8,605
Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
400 9,637
Beijing Kingsoft Office Software,
Inc., Class A
274 12,067
Beijing Originwater Technology
Co. Ltd., Class A
5,098 3,079
Beijing Roborock Technology Co.
Ltd., Class A
219 4,715
Beijing Shiji Information
Technology Co. Ltd., Class A
5,021 8,594
Beijing Sinnet Technology Co.
Ltd., Class A
2,976 5,376
Beijing Tiantan Biological
Products Corp. Ltd., Class A
2,156 5,273
Beijing Tong Ren Tang Co. Ltd.,
Class A
1,017 4,812
Beijing Ultrapower Software Co.
Ltd., Class A
4,474 7,202
Beijing United Information
Technology Co. Ltd., Class A
943 3,694
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
770 5,231
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
26,187 18,856
Bethel Automotive Safety
Systems Co. Ltd., Class A
932 5,930
Betta Pharmaceuticals Co. Ltd.,
Class A
854 5,938
BGI Genomics Co. Ltd., Class A *
519 3,425
Bilibili, Inc., Class Z *
2,216 58,747
Bloomage Biotechnology Corp.
Ltd., Class A
401 2,666
BOC International China Co.
Ltd., Class A
4,905 8,965
BOE Technology Group Co. Ltd.,
Class A
9,374 5,119
BTG Hotels Group Co. Ltd.,
Class A
2,458 5,313
BYD Co. Ltd., Class A
1,525 20,531
BYD Co. Ltd., Class H
22,822 285,803
By-health Co. Ltd., Class A
1,472 2,538
Caida Securities Co. Ltd., Class
A
5,085 4,935
Caitong Securities Co. Ltd.,
Class A
6,815 7,867
Calb Group Co. Ltd., Class H,
144A *
1,833 6,682
Cambricon Technologies Corp.
Ltd., Class A *
103 19,394
Capital Securities Co. Ltd., Class
A
1,711 5,061
Cathay Biotech, Inc., Class A
465 3,124
CCOOP Group Co. Ltd., Class
A *
21,600 7,883

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
CECEP Solar Energy Co. Ltd.,
Class A
5,914 3,765
CECEP Wind-Power Corp., Class
A
13,065 5,508
CETC Cyberspace Security
Technology Co. Ltd., Class A
1,352 3,376
CGN Power Co. Ltd., Class A
17,167 9,155
CGN Power Co. Ltd., Class H,
144A
80,756 31,429
Changchun High-Tech Industry
Group Co. Ltd., Class A
493 6,923
Changjiang Securities Co. Ltd.,
Class A
8,046 9,037
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,688 10,507
Chengdu Kanghong
Pharmaceutical Group Co.
Ltd., Class A
1,500 6,684
Chengdu Xingrong Environment
Co. Ltd., Class A
1,398 1,374
Chifeng Jilong Gold Mining Co.
Ltd., Class A
1,731 7,836
China Baoan Group Co. Ltd.,
Class A
3,718 5,323
China Cinda Asset Management
Co. Ltd., Class H
72,133 12,415
China CITIC Bank Corp. Ltd.,
Class A
4,887 5,365
China CITIC Bank Corp. Ltd.,
Class H
39,426 36,309
China CITIC Financial Asset
Management Co. Ltd., Class
H, 144A *
120,243 15,908
China Communications Services
Corp. Ltd., Class H
14,944 9,348
China Construction Bank Corp.,
Class A
8,458 11,558
China Construction Bank Corp.,
Class H
381,626 400,468
China Enterprise Co. Ltd., Class
A *
14,038 5,680
China Everbright Bank Co. Ltd.,
Class A
17,497 8,935
China Everbright Bank Co. Ltd.,
Class H
34,388 16,784
China Feihe Ltd., 144A
15,167 8,065
China Film Group Co. Ltd.
3,604 8,815
China Galaxy Securities Co. Ltd.,
Class A
4,986 11,215
China Galaxy Securities Co. Ltd.,
Class H
29,257 38,255
China Great Wall Securities Co.
Ltd., Class A
6,287 8,983
China Greatwall Technology
Group Co. Ltd., Class A *
3,945 8,371
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
4,307 5,081
Number
of Shares Value $
China International Capital Corp.
Ltd., Class A (a)
1,545 7,626
China International Capital Corp.
Ltd., Class H, 144A (a)
11,952 29,106
China Jushi Co. Ltd., Class A
2,600 5,484
China Life Insurance Co. Ltd.,
Class A
365 2,247
China Life Insurance Co. Ltd.,
Class H
31,529 108,774
China Literature Ltd., 144A *
4,046 19,509
China Merchants Bank Co. Ltd.,
Class A
5,648 34,317
China Merchants Bank Co. Ltd.,
Class H
15,448 103,772
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,438 6,247
China Merchants Securities Co.
Ltd., Class A
5,709 13,156
China Merchants Securities Co.
Ltd., Class H, 144A
6,252 11,780
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
5,412 7,089
China Minsheng Banking Corp.
Ltd., Class A
12,056 6,975
China Minsheng Banking Corp.
Ltd., Class H
36,102 20,171
China National Nuclear Power
Co. Ltd., Class A
4,936 6,026
China National Software &
Service Co. Ltd., Class A *
1,111 7,109
China Pacific Insurance Group
Co. Ltd., Class A
2,273 11,174
China Pacific Insurance Group
Co. Ltd., Class H
9,944 39,441
China Railway Signal &
Communication Corp. Ltd.,
Class H, 144A
3,397 1,497
China Rare Earth Resources And
Technology Co. Ltd., Class A *
1,503 9,953
China Reinsurance Group Corp.,
Class H
42,909 8,818
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
820 2,159
China Resources
Microelectronics Ltd., Class A
864 5,675
China Resources Mixc Lifestyle
Services Ltd., 144A
5,240 29,829
China Resources Pharmaceutical
Group Ltd., 144A
13,528 8,323
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
1,765 7,016
China Science Publishing &
Media Ltd., Class A
1,522 4,043
China South Publishing & Media
Group Co. Ltd., Class A
2,233 3,510

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
China Three Gorges Renewables
Group Co. Ltd., Class A
25,450 15,049
China Tourism Group Duty Free
Corp. Ltd., Class A
777 8,687
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
1,120 10,473
China Tower Corp. Ltd., Class
H, 144A
20,883 33,019
China United Network
Communications Ltd., Class A
11,606 8,866
China Vanke Co. Ltd., Class A *
7,317 5,569
China Vanke Co. Ltd., Class H *
12,621 5,901
China World Trade Center Co.
Ltd., Class A
2,140 6,070
China Yangtze Power Co. Ltd.,
Class A
12,340 48,844
China Zhenhua Group Science &
Technology Co. Ltd., Class A
844 5,651
China Zheshang Bank Co. Ltd.,
Class A
16,367 7,108
China Zheshang Bank Co. Ltd.,
Class H
19,301 6,495
Chinalin Securities Co. Ltd.,
Class A
2,375 4,989
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
3,520 5,263
Chongqing Rural Commercial
Bank Co. Ltd., Class A
5,283 4,858
Chongqing Rural Commercial
Bank Co. Ltd., Class H
8,171 6,591
Chongqing Water Group Co.
Ltd., Class A
4,510 2,999
Chongqing Zhifei Biological
Products Co. Ltd., Class A
792 2,304
Chow Tai Seng Jewellery Co.
Ltd., Class A
3,080 5,651
CITIC Securities Co. Ltd., Class A
6,793 26,513
CITIC Securities Co. Ltd., Class
H
13,920 47,809
CNPC Capital Co. Ltd., Class A
5,305 6,874
Contemporary Amperex
Technology Co. Ltd., Class A
1,798 94,924
Contemporary Amperex
Technology Co. Ltd., Class H
779 47,227
COSCO SHIPPING Development
Co. Ltd., Class A
7,608 2,734
COSCO SHIPPING Development
Co. Ltd., Class H
17,036 2,516
COSCO SHIPPING Holdings Co.
Ltd., Class H
6,279 10,686
Country Garden Services
Holdings Co. Ltd.
19,242 15,768
CSC Financial Co. Ltd., Class A
2,781 9,753
CSC Financial Co. Ltd., Class H,
144A
9,846 15,125
CSI Solar Co. Ltd., Class A
2,100 5,110
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
1,156 5,310
Number
of Shares Value $
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
602 1,505
DHC Software Co. Ltd., Class A
6,073 8,720
Dong-E-E-Jiao Co. Ltd., Class A
867 5,798
Dongxing Securities Co. Ltd.,
Class A (a)
5,573 10,351
East Money Information Co. Ltd.,
Class A
7,966 26,369
Eastroc Beverage Group Co.
Ltd., Class A
187 6,975
Easyhome New Retail Group Co.
Ltd., Class A *
9,165 3,954
Ecovacs Robotics Co. Ltd., Class
A
473 5,258
Empyrean Technology Co. Ltd.,
Class A
430 6,363
Eoptolink Technology, Inc. Ltd.,
Class A
451 22,190
Everbright Securities Co. Ltd.,
Class A
3,884 9,522
Everbright Securities Co. Ltd.,
Class H, 144A
6,368 7,509
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
14,289 5,559
Fangda Carbon New Material
Co. Ltd., Class A
3,230 2,924
First Capital Securities Co. Ltd.,
Class A
4,583 4,460
Focus Media Information
Technology Co. Ltd., Class A
8,763 9,111
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,780 9,307
Founder Securities Co. Ltd.,
Class A
6,745 7,395
Foxconn Industrial Internet Co.
Ltd., Class A
4,564 39,203
Full Truck Alliance Co. Ltd., ADR
3,445 39,101
Fuyao Glass Industry Group Co.
Ltd., Class A
937 8,732
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
2,784 24,083
GalaxyCore, Inc., Class A
2,998 6,205
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
976 8,791
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
1,507 9,481
G-bits Network Technology
Xiamen Co. Ltd., Class A
108 6,557
GDS Holdings Ltd., Class A *
7,328 31,324
Gemdale Corp., Class A *
6,828 3,342
Genscript Biotech Corp. *
9,115 17,456
Geovis Technology Co. Ltd.,
Class A
1,175 7,212
GF Securities Co. Ltd., Class A
4,209 12,587
GF Securities Co. Ltd., Class H
10,880 23,533
Giant Biogene Holding Co. Ltd.,
144A
2,596 12,064

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Giant Network Group Co. Ltd.,
Class A
1,183 6,885
GigaDevice Semiconductor, Inc.,
Class A
545 15,651
Ginlong Technologies Co. Ltd.,
Class A
562 5,762
Glarun Technology Co. Ltd.,
Class A
1,700 6,385
Glodon Co. Ltd., Class A
2,815 5,117
GoerTek, Inc., Class A
1,580 6,712
Goldwind Science & Technology
Co. Ltd., Class A
1,400 3,052
Goldwind Science & Technology
Co. Ltd., Class H
6,499 10,201
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,202 6,863
Greenland Holdings Corp. Ltd.,
Class A *
9,899 2,423
Greentown China Holdings Ltd.
7,615 8,685
GRG Banking Equipment Co.
Ltd., Class A
2,345 4,090
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
3,813 6,489
Guangzhou Baiyun International
Airport Co. Ltd., Class A
5,379 7,343
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H
1,641 3,969
Guangzhou Haige
Communications Group, Inc.
Co., Class A
4,456 7,571
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
711 2,971
Guangzhou Port Co. Ltd., Class
A
21,257 9,893
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
502 2,726
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,404 8,193
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
7,826 8,004
Guolian Minsheng Securities Co.
Ltd., Class A
5,202 7,528
Guolian Minsheng Securities Co.
Ltd., Class H
8,707 5,961
Guosen Securities Co. Ltd.,
Class A
5,702 10,454
Guotai Haitong Securities Co.
Ltd.
8,352 22,638
Guotai Haitong Securities Co.
Ltd., Class H, 144A
16,129 32,214
Guoyuan Securities Co. Ltd.,
Class A
6,796 7,893
H World Group Ltd., ADR
922 42,504
Haidilao International Holding
Ltd., 144A
9,219 16,281
Number
of Shares Value $
Haier Smart Home Co. Ltd.,
Class A
600 2,341
Haier Smart Home Co. Ltd.,
Class H
8,318 28,398
Hainan Airport Infrastructure Co.
Ltd., Class A
14,698 10,292
Haisco Pharmaceutical Group
Co. Ltd., Class A
944 7,988
Haitian International Holdings
Ltd.
2,710 7,595
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
4,216 6,006
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
1,196 13,046
Hangzhou First Applied Material
Co. Ltd., Class A
3,232 6,451
Hangzhou GreatStar Industrial
Co. Ltd.
1,263 5,614
Hangzhou Lion Microelectronics
Co. Ltd., Class A *
1,408 5,864
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,920 7,586
Hangzhou Tigermed Consulting
Co. Ltd., Class A
987 7,122
Hangzhou Tigermed Consulting
Co. Ltd., Class H, 144A
1,686 8,532
Hansoh Pharmaceutical Group
Co. Ltd., 144A
9,858 50,926
Haohua Chemical Science &
Technology Co. Ltd., Class A
647 2,761
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
1,749 6,730
Hefei Meiya Optoelectronic
Technology, Inc., Class A
896 2,517
Heilongjiang Agriculture Co.
Ltd., Class A
231 485
Hengan International Group Co.
Ltd.
3,228 11,634
Hengtong Optic-electric Co. Ltd.,
Class A
1,900 5,316
Hithink RoyalFlush Information
Network Co. Ltd., Class A
319 14,495
HLA Group Corp. Ltd., Class A
3,060 2,667
Hongta Securities Co. Ltd.,
Class A
5,928 7,212
Horizon Robotics *
52,336 52,971
Hoshine Silicon Industry Co.
Ltd., Class A
745 5,933
Hoymiles Power Electronics,
Inc., Class A
413 5,771
Hua Hong Semiconductor Ltd. *
236 3,622
Hua Hong Semiconductor Ltd.,
Class H, 144A *
3,537 33,845
Huaan Securities Co. Ltd., Class
A
9,856 8,840
Huadong Medicine Co. Ltd.,
Class A
1,245 7,397
Huagong Tech Co. Ltd., Class A
1,033 10,643

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Hualan Biological Engineering,
Inc., Class A
2,384 5,251
Huali Industrial Group Co. Ltd.,
Class A
247 2,135
Huaneng Lancang River
Hydropower, Inc., Class A
5,994 8,030
Huaqin Technology Co. Ltd.,
Class A
400 4,964
Huatai Securities Co. Ltd., Class
A
4,256 12,704
Huatai Securities Co. Ltd., Class
H, 144A
12,492 29,362
Huaxi Securities Co. Ltd., Class
A
5,952 8,142
Huaxia Bank Co. Ltd., Class A
4,070 3,990
Huaxia Eye Hospital Group Co.
Ltd., Class A
2,484 6,666
Hubei Dinglong Co. Ltd., Class A
1,500 7,406
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
724 8,023
Huizhou Desay Sv Automotive
Co. Ltd., Class A
342 5,321
Humanwell Healthcare Group
Co. Ltd., Class A
1,730 4,731
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
400 4,329
Hundsun Technologies, Inc.,
Class A
2,131 8,839
Hwatsing Technology Co. Ltd.,
Class A
433 8,269
Hygon Information Technology
Co. Ltd., Class A
1,072 32,953
Hytera Communications Corp.
Ltd., Class A *
2,309 3,867
IEIT Systems Co. Ltd., Class A
864 7,528
Iflytek Co. Ltd., Class A
1,688 11,825
IKD Co. Ltd.
1,800 4,894
Imeik Technology Development
Co. Ltd., Class A
401 8,246
Industrial & Commercial Bank of
China Ltd., Class A
19,729 22,635
Industrial & Commercial Bank of
China Ltd., Class H
275,593 227,962
Industrial Bank Co. Ltd., Class A
5,644 16,855
Industrial Securities Co. Ltd.,
Class A
9,065 8,682
Inesa Intelligent Tech, Inc.,
Class B
5,800 3,695
INESA Intelligent Tech, Inc.,
Class A
1,800 4,810
Ingenic Semiconductor Co. Ltd.,
Class A
467 5,245
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
941 3,911
Innovation New Material
Technology Co. Ltd., Class A
9,740 5,980
Innovent Biologics, Inc., 144A *
10,227 123,608
Number
of Shares Value $
iQIYI, Inc., ADR *
3,940 8,629
iRay Group, Class A
607 8,915
Isoftstone Information
Technology Group Co. Ltd.,
Class A
1,023 6,896
J&T Global Express Ltd. *
28,957 35,631
Jafron Biomedical Co. Ltd.,
Class A
2,155 6,198
JD Health International, Inc.,
144A *
8,225 64,548
JD Logistics, Inc., 144A *
5,715 8,933
JD.com, Inc., Class A
11,663 174,520
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
4,365 4,403
Jiangsu Financial Leasing Co.
Ltd., Class A
5,170 4,725
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,332 29,262
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H *
2,180 20,664
Jiangsu Hoperun Software Co.
Ltd., Class A *
1,100 8,000
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
1,581 5,450
Jiangsu Pacific Quartz Co. Ltd.,
Class A
590 3,041
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
2,299 3,249
Jiangsu Yoke Technology Co.
Ltd., Class A
404 3,967
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
1,192 6,020
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
781 1,364
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
545 1,361
J-Yuan Trust Co. Ltd., Class A *
13,722 5,629
Kanzhun Ltd., ADR
2,348 51,891
KE Holdings, Inc., ADR
990 17,058
KE Holdings, Inc., Class A
6,074 35,154
Kingdee International Software
Group Co. Ltd. *
21,978 39,859
Kingnet Network Co. Ltd., Class
A
3,281 10,360
Kingsoft Cloud Holdings Ltd. *
21,092 17,311
Kingsoft Corp. Ltd.
7,279 26,776
Kuaishou Technology, 144A
19,224 167,410
Kuang-Chi Technologies Co.
Ltd., Class A *
1,193 7,621
Kunlun Tech Co. Ltd., Class A *
1,442 8,874
Laopu Gold Co. Ltd., Class H
191 16,498
Lenovo Group Ltd.
51,702 64,282

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Lepu Medical Technology Beijing
Co. Ltd., Class A
2,586 5,831
Li Auto, Inc., Class A *
7,910 73,100
Li Ning Co. Ltd.
8,852 19,738
Liaoning Port Co. Ltd., Class A
12,657 2,901
Lifan Industry Group Co. Ltd.,
Class A *
4,000 6,066
Livzon Pharmaceutical Group,
Inc., Class A
530 2,665
Livzon Pharmaceutical Group,
Inc., Class H
1,943 7,667
Longfor Group Holdings Ltd.,
144A
11,903 14,860
Lufax Holding Ltd., ADR *
1,537 3,842
Luxshare Precision Industry Co.
Ltd., Class A
2,380 19,454
Mango Excellent Media Co. Ltd.,
Class A
1,899 6,963
Maxscend Microelectronics Co.
Ltd., Class A
726 7,108
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
1,145 867
Meitu, Inc., 144A *
19,704 21,765
Meituan, Class B, 144A *
22,154 291,665
Midea Group Co. Ltd.
2,069 23,519
Midea Group Co. Ltd., Class A
1,750 19,770
Ming Yang Smart Energy Group
Ltd., Class A
2,980 5,721
MINISO Group Holding Ltd.
2,695 13,451
Minmetals Capital Co. Ltd.,
Class A
6,434 5,033
Montage Technology Co. Ltd.,
Class A
722 12,103
Muyuan Foods Co. Ltd., Class A
841 6,038
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
2,660 3,646
Nanjing Securities Co. Ltd.,
Class A
5,889 6,690
NARI Technology Co. Ltd., Class
A
3,025 9,483
National Silicon Industry Group
Co. Ltd., Class A *
1,555 4,661
NAURA Technology Group Co.
Ltd., Class A
278 16,828
NavInfo Co. Ltd., Class A *
5,649 6,817
NetEase, Inc.
11,925 327,778
New China Life Insurance Co.
Ltd., Class A
536 4,979
New China Life Insurance Co.
Ltd., Class H
4,225 25,169
New Oriental Education &
Technology Group, Inc.
6,223 32,212
Newland Digital Technology Co.
Ltd., Class A
1,500 5,483
Ninestar Corp., Class A *
523 1,376
Number
of Shares Value $
Ningbo Deye Technology Co.
Ltd., Class A
991 11,355
Ningbo Joyson Electronic Corp.,
Class A
1,580 5,972
Ningbo Shanshan Co. Ltd., Class
A *
1,502 2,735
Ningbo Tuopu Group Co. Ltd.,
Class A
937 8,352
Ningbo Zhoushan Port Co. Ltd.,
Class A
3,798 2,015
NIO, Inc., ADR *
245 1,347
NIO, Inc., Class A *
11,473 64,132
Nongfu Spring Co. Ltd., Class
H, 144A
8,467 53,093
OFILM Group Co. Ltd., Class A *
3,310 5,282
OmniVision Integrated Circuits
Group, Inc.
414 6,997
Onewo, Inc., Class H
2,232 5,797
Oppein Home Group, Inc., Class
A
287 2,160
Orient Securities Co. Ltd., Class
A
6,065 8,932
Orient Securities Co. Ltd., Class
H, 144A
10,542 9,248
Oriental Pearl Group Co. Ltd.,
Class A
7,300 10,038
Ovctek China, Inc., Class A
1,392 3,096
Pacific Securities Co. Ltd., Class
A *
13,766 8,043
People.cn Co. Ltd., Class A
1,933 5,734
People's Insurance Co. Group of
China Ltd., Class H
28,721 26,007
Pharmaron Beijing Co. Ltd.,
Class A
1,255 5,140
Pharmaron Beijing Co. Ltd.,
Class H, 144A
1,617 4,573
PICC Property & Casualty Co.
Ltd., Class H
25,810 58,545
Ping An Bank Co. Ltd., Class A
5,951 9,774
Ping An Insurance Group Co. of
China Ltd., Class A
5,115 42,684
Ping An Insurance Group Co. of
China Ltd., Class H
43,956 320,117
Piotech, Inc., Class A
328 14,073
Poly Developments and
Holdings Group Co. Ltd.,
Class A
6,472 6,189
Pony Ai, Inc., ADR *
1,151 15,734
Pop Mart International Group
Ltd., 144A
2,721 78,566
Postal Savings Bank of China
Co. Ltd., Class A
3,272 2,629
Postal Savings Bank of China
Co. Ltd., Class H, 144A
33,557 23,706
Proya Cosmetics Co. Ltd., Class
A
400 3,981
Qfin Holdings, Inc., ADR
729 14,237

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Qi An Xin Technology Group,
Inc., Class A *
1,607 8,530
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,360 8,830
Quzhou Xin'an Development Co.
Ltd., Class A *
15,165 8,903
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
1,052 7,102
Raytron Technology Co. Ltd.,
Class A
543 5,846
Remegen Co. Ltd., Class A *
587 8,279
Remegen Co. Ltd., Class H,
144A *
1,305 15,580
Rockchip Electronics Co. Ltd.,
Class A
370 9,576
Ruijie Networks Co. Ltd., Class A
758 7,940
Sanan Optoelectronics Co. Ltd.,
Class A
1,092 2,039
Sangfor Technologies, Inc.,
Class A
570 9,278
SDIC Capital Co. Ltd., Class A
7,652 7,924
Sealand Securities Co. Ltd.,
Class A
15,124 9,029
SenseTime Group, Inc., Class B,
144A *
202,645 55,180
Seres Group Co. Ltd., Class A
582 10,389
SG Micro Corp., Class A
820 7,552
Shandong Gold Mining Co. Ltd.,
Class A
1,166 6,014
Shandong Gold Mining Co. Ltd.,
Class H, 144A
2,814 12,498
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
700 6,818
Shandong Hi-speed Co. Ltd.,
Class A
4,249 5,518
Shandong Pharmaceutical Glass
Co. Ltd., Class A
1,924 5,479
Shandong Publishing & Media
Co. Ltd., Class A
2,948 3,549
Shandong Sinocera Functional
Material Co. Ltd., Class A
1,317 4,253
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
10,525 7,503
Shanghai Aiko Solar Energy Co.
Ltd., Class A *
1,342 2,569
Shanghai Baosight Software Co.
Ltd., Class A
2,316 6,995
Shanghai Baosight Software Co.
Ltd., Class B
5,345 5,297
Shanghai Belling Co. Ltd., Class
A
1,000 4,564
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
412 7,721
Shanghai Chicmax Cosmetic Co.
Ltd., Class H
477 5,333
Number
of Shares Value $
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,756 6,739
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H
4,694 12,649
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
940 7,685
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H
1,789 8,824
Shanghai Henlius Biotech, Inc.,
Class H, 144A *
936 8,301
Shanghai International Airport
Co. Ltd., Class A
1,742 7,802
Shanghai International Port
Group Co. Ltd., Class A
8,169 6,321
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
1,223 4,393
Shanghai Junshi Biosciences Co.
Ltd., Class A *
999 5,243
Shanghai Junshi Biosciences Co.
Ltd., Class H, 144A *
3,067 9,974
Shanghai Lingang Holdings
Corp. Ltd., Class A
4,188 6,991
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
4,381 5,063
Shanghai M&G Stationery, Inc.,
Class A
1,031 4,037
Shanghai Moons' Electric Co.
Ltd., Class A
453 4,248
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
872 1,323
Shanghai Pudong Development
Bank Co. Ltd., Class A
8,033 13,046
Shanghai Putailai New Energy
Technology Group Co. Ltd.
1,068 4,028
Shanghai RAAS Blood Products
Co. Ltd., Class A
7,263 6,812
Shanghai Rural Commercial
Bank Co. Ltd., Class A
2,542 3,387
Shanghai Stonehill Technology
Co. Ltd., Class A *
9,300 9,196
Shanghai United Imaging
Healthcare Co. Ltd., Class A
599 11,278
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
6,397 4,851
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,147 12,550
Shanjin International Gold Co.
Ltd., Class A
2,566 7,706
Shanxi Securities Co. Ltd., Class
A
8,403 7,144
Sharetronic Data Technology Co.
Ltd., Class A
500 9,924
Shengyi Electronics Co. Ltd.,
Class A
260 3,404

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Shengyi Technology Co. Ltd.,
Class A
1,170 9,547
Shennan Circuits Co. Ltd., Class
A
343 9,488
Shenwan Hongyuan Group Co.
Ltd., Class A
19,361 14,105
Shenwan Hongyuan Group Co.
Ltd., Class H, 144A
19,891 7,920
Shenzhen Capchem Technology
Co. Ltd., Class A
1,606 11,941
Shenzhen Expressway Corp.
Ltd., Class A
3,610 5,035
Shenzhen Expressway Corp.
Ltd., Class H
9,507 9,061
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
1,769 5,385
Shenzhen Goodix Technology
Co. Ltd., Class A
732 8,249
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class A
1,751 2,925
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class H, 144A
5,945 4,108
Shenzhen Infogem Technologies
Co. Ltd., Class A *
1,100 6,134
Shenzhen Inovance Technology
Co. Ltd., Class A
981 9,806
Shenzhen Kaifa Technology Co.
Ltd., Class A
1,522 5,144
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
3,523 8,024
Shenzhen Longsys Electronics
Co. Ltd., Class A *
410 14,453
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
745 21,501
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
1,092 9,094
Shenzhen Overseas Chinese
Town Co. Ltd., Class A *
24,856 9,353
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
970 8,487
Shenzhen SC New Energy
Technology Corp., Class A
755 9,086
Shenzhen Sunlord Electronics
Co. Ltd., Class A
1,214 6,239
Shenzhen Transsion Holdings
Co. Ltd., Class A
432 3,918
Shenzhou International Group
Holdings Ltd.
5,785 51,455
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
2,275 6,009
Siasun Robot & Automation Co.
Ltd., Class A *
1,500 3,626
Sichuan Chuantou Energy Co.
Ltd., Class A
4,004 8,258
Number
of Shares Value $
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
272 15,945
Sichuan Swellfun Co. Ltd., Class
A
1,000 5,705
Silergy Corp.
1,778 11,642
Sinolink Securities Co. Ltd.,
Class A
6,258 8,100
Sinomine Resource Group Co.
Ltd., Class A
2,100 19,859
Sinopharm Group Co. Ltd.,
Class H
4,879 12,558
Skshu Paint Co. Ltd., Class A
160 1,000
Smoore International Holdings
Ltd., 144A
13,788 23,554
Songcheng Performance
Development Co. Ltd., Class A
3,718 4,155
Sonoscape Medical Corp., Class
A
1,620 6,334
SooChow Securities Co. Ltd.,
Class A
7,211 9,109
Southwest Securities Co. Ltd.,
Class A
12,688 7,951
Spring Airlines Co. Ltd., Class A
359 2,791
StarPower Semiconductor Ltd.,
Class A
507 6,774
State Grid Information &
Communication Co. Ltd.,
Class A
1,900 4,475
Sungrow Power Supply Co. Ltd.,
Class A
926 23,959
Sunny Optical Technology Group
Co. Ltd.
3,198 26,083
Sunresin New Materials Co. Ltd.,
Class A
527 3,967
Sunshine Insurance Group Co.
Ltd., Class H
21,181 9,848
Sunwoda Electronic Co. Ltd.,
Class A
1,600 6,675
SUPCON Technology Co. Ltd.,
Class A
932 6,571
Suzhou Maxwell Technologies
Co. Ltd., Class A
393 6,665
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
747 16,696
TAL Education Group, ADR *
2,011 22,121
Talkweb Information System Co.
Ltd., Class A *
1,484 6,649
TangShan Port Group Co. Ltd.,
Class A
9,984 5,424
Tasly Pharmaceutical Group Co.
Ltd., Class A
2,422 5,252
Tencent Holdings Ltd.
40,403 3,173,350
Tencent Music Entertainment
Group, ADR
4,067 75,036
Thunder Software Technology
Co. Ltd., Class A
547 5,059

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Tianfeng Securities Co. Ltd.,
Class A *
12,962 8,857
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
1,110 7,141
Tianshui Huatian Technology Co.
Ltd., Class A
2,327 3,591
Tongcheng Travel Holdings Ltd.
8,996 25,328
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
4,284 5,327
Topchoice Medical Corp., Class
A
919 5,467
Topsports International Holdings
Ltd., 144A
13,023 5,754
TravelSky Technology Ltd., Class
H
9,514 12,868
Tsinghua Tongfang Co. Ltd.,
Class A *
6,103 7,485
UBTech Robotics Corp. Ltd.,
Class H *
975 14,151
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
940 10,114
Unisplendour Corp. Ltd., Class A
1,613 5,686
United Nova Technology Co.
Ltd., Class A *
6,576 6,205
Venustech Group, Inc., Class A *
1,642 3,454
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
542 11,969
Victory Giant Technology
Huizhou Co. Ltd., Class A
422 16,160
Vipshop Holdings Ltd., ADR
1,614 31,699
Walvax Biotechnology Co. Ltd.,
Class A
3,968 6,826
Wanda Film Holding Co. Ltd.,
Class A *
2,196 3,557
Wangfujing Group Co. Ltd.,
Class A
2,144 4,371
Wangsu Science & Technology
Co. Ltd., Class A
4,060 5,973
Wanxiang Qianchao Co. Ltd.,
Class A
4,400 7,799
Weibo Corp., ADR
1,103 10,964
Weichai Power Co. Ltd., Class A
4,630 11,338
Weichai Power Co. Ltd., Class H
8,858 21,924
Weihai Guangwei Composites
Co. Ltd., Class A
1,480 6,019
Weilong Delicious Global
Holdings Ltd.
3,229 4,716
Western Securities Co. Ltd.,
Class A
7,742 8,784
Western Superconducting
Technologies Co. Ltd., Class A
644 6,028
Wingtech Technology Co. Ltd.,
Class A *
575 3,329
Winner Medical Co. Ltd., Class A
667 3,720
Number
of Shares Value $
Winning Health Technology
Group Co. Ltd., Class A
2,842 3,449
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,134 11,141
WuXi AppTec Co. Ltd., Class A
1,432 18,473
WuXi AppTec Co. Ltd., Class H,
144A
3,344 43,466
Wuxi Biologics Cayman, Inc.,
144A *
28,461 113,908
WuXi XDC Cayman, Inc. *
1,850 15,552
Xiamen C & D, Inc., Class A
2,477 3,487
Xiamen Faratronic Co. Ltd.,
Class A
291 4,269
Xiaomi Corp., Class B, 144A *
70,078 369,220
XPeng, Inc., Class A *
9,165 98,765
XtalPi Holdings Ltd. *
13,801 17,744
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
875 8,006
Yealink Network Technology
Corp. Ltd., Class A
1,476 7,049
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,073 3,434
Yongan Futures Co. Ltd., Class A
1,460 2,962
Yonghui Superstores Co. Ltd.,
Class A *
2,877 1,652
Yonyou Network Technology Co.
Ltd., Class A *
3,233 6,522
Youngor Fashion Co. Ltd., Class
A
3,847 4,201
Yunnan Baiyao Group Co. Ltd.,
Class A
1,719 13,632
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
835 4,877
Yunnan Energy New Material Co.
Ltd., Class A *
1,082 8,472
Zai Lab Ltd. *
8,656 17,589
Zai Lab Ltd., ADR *
159 3,245
Zangge Mining Co. Ltd., Class A
925 7,953
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
460 11,184
Zhaojin Mining Industry Co. Ltd.,
Class H
7,734 28,867
Zhejiang Cfmoto Power Co. Ltd.,
Class A
100 3,742
Zhejiang China Commodities
City Group Co. Ltd., Class A
2,526 5,882
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,547 6,150
Zhejiang Crystal-Optech Co.
Ltd., Class A
1,711 5,857
Zhejiang Dahua Technology Co.
Ltd., Class A
3,110 8,333
Zhejiang Dingli Machinery Co.
Ltd., Class A
756 6,021
Zhejiang Expressway Co. Ltd.,
Class H
14,498 14,059

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
1,214 3,093
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
865 4,468
Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A *
7,975 5,584
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
3,950 26,889
Zhejiang NHU Co. Ltd., Class A
2,446 8,436
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
3,908 4,091
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
1,158 6,533
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
2,090 4,763
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,643 5,253
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
1,124 1,625
Zheshang Securities Co. Ltd.,
Class A
5,156 7,987
ZhongAn Online P&C Insurance
Co. Ltd., Class H, 144A *
6,638 13,104
Zhongji Innolight Co. Ltd., Class
A
497 36,173
Zhongsheng Group Holdings Ltd.
1,001 1,506
Zhongtai Securities Co. Ltd.,
Class A
8,046 7,546
Zhuhai Huafa Properties Co.
Ltd., Class A
5,800 3,750
Zijin Mining Group Co. Ltd.,
Class A
4,672 18,889
Zijin Mining Group Co. Ltd.,
Class H
21,414 84,439
ZTO Express Cayman, Inc.
2,011 41,198
(Cost $11,072,855)
13,457,179
Colombia — 0.1%
Ecopetrol SA
9,343 4,696
Grupo Cibest SA
907 15,518
Grupo de Inversiones
Suramericana SA
462 6,813
Grupo Energia Bogota SA ESP
13,184 11,402
Interconexion Electrica SA ESP
2,144 14,444
(Cost $35,798)
52,873
Cyprus — 0.0%
Bank of Cyprus Holdings PLC
(Cost $8,474)
1,009 9,368
Czech Republic — 0.1%
CEZ AS
576 35,259
Komercni Banka AS
277 15,506
(Cost $47,156)
50,765
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
5,231 11,804
Number
of Shares Value $
EFG Holding S.A.E. *
14,559 8,189
Fawry for Banking & Payment
Technology Services SAE *
25,263 7,926
Talaat Moustafa Group
9,844 14,874
(Cost $35,675)
42,793
Greece — 0.3%
Alpha Bank SA
1,956 7,977
Athens International Airport SA
168 1,979
Eurobank Ergasias Services and
Holdings SA
5,695 22,518
Hellenic Telecommunications
Organization SA
1,522 30,222
JUMBO SA
462 14,670
Metlen Energy & Metals PLC *
523 26,767
National Bank of Greece SA
2,838 44,464
Piraeus Financial Holdings SA *
2,589 21,243
(Cost $134,953)
169,840
Hong Kong — 4.9%
Alibaba Group Holding Ltd.
108,242 2,106,281
Beijing Enterprises Water Group
Ltd.
20,777 6,752
BOC Hong Kong Holdings Ltd.
14,959 71,975
Brilliance China Automotive
Holdings Ltd.
15,700 7,703
C&D International Investment
Group Ltd.
4,600 9,778
China Medical System Holdings
Ltd.
9,749 16,654
China Merchants Port Holdings
Co. Ltd.
8,872 17,857
China Overseas Land &
Investment Ltd.
26,197 44,718
China Resources Land Ltd.
13,275 51,425
China Ruyi Holdings Ltd. *
102,210 32,033
China State Construction
International Holdings Ltd.
9,284 11,078
China Taiping Insurance
Holdings Co. Ltd.
7,588 16,929
Far East Horizon Ltd.
20,401 20,858
Guming Holdings Ltd. *
2,976 9,648
Guotai Junan International
Holdings Ltd.
23,726 8,746
NetEase Cloud Music, Inc.,
144A *
567 14,070
Shandong Hi-Speed Holdings
Group Ltd. *
10,515 2,269
Want Want China Holdings Ltd.
18,925 11,327
Yuexiu Property Co. Ltd.
18,912 10,955
(Cost $1,573,829)
2,471,056
Hungary — 0.2%
OTP Bank Nyrt
883 91,899
Richter Gedeon Nyrt
1,000 29,617
(Cost $83,099)
121,516

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
India — 14.1%
360 ONE WAM Ltd.
1,688 22,329
ABB India Ltd.
104 6,017
Adani Energy Solutions Ltd. *
1,011 11,241
Adani Green Energy Ltd. *
2,470 28,945
Adani Ports & Special Economic
Zone Ltd.
4,144 70,276
Aditya Birla Capital Ltd. *
4,838 19,366
Alkem Laboratories Ltd.
226 14,364
Ambuja Cements Ltd.
949 5,837
APL Apollo Tubes Ltd.
562 10,800
Apollo Hospitals Enterprise Ltd.
673 55,192
Ashok Leyland Ltd.
8,540 15,097
Asian Paints Ltd.
2,375 76,321
Astral Ltd.
576 9,278
AU Small Finance Bank Ltd.,
144A
2,148 22,939
Aurobindo Pharma Ltd.
2,054 28,169
Avenue Supermarts Ltd., 144A *
1,086 48,522
AWL Agri Business Ltd. *
2,051 5,939
Axis Bank Ltd.
7,986 114,253
Axis Bank Ltd., GDR
290 20,938
Bajaj Auto Ltd.
286 29,012
Bajaj Finance Ltd.
18,159 210,626
Bajaj Finserv Ltd.
2,675 62,623
Bajaj Holdings & Investment Ltd.
142 18,255
Bandhan Bank Ltd., 144A
2,874 4,831
Bank of Baroda
4,030 13,057
Bank of India
5,700 9,376
Bank of Maharashtra
1,765 1,156
Berger Paints India Ltd.
1,465 9,247
Bharat Forge Ltd.
1,456 23,339
Bharti Airtel Ltd.
16,398 385,277
Biocon Ltd.
4,899 21,817
Bosch Ltd.
28 11,304
Britannia Industries Ltd.
443 28,953
BSE Ltd.
1,521 49,354
Canara Bank
6,293 10,664
CG Power & Industrial Solutions
Ltd.
2,898 21,801
Cholamandalam Investment and
Finance Co. Ltd.
3,172 61,562
Cipla Ltd.
3,525 60,346
Coforge Ltd.
2,022 43,147
Colgate-Palmolive India Ltd.
1,024 24,826
Container Corp. Of India Ltd.
2,075 11,860
Coromandel International Ltd.
560 14,914
Cummins India Ltd.
687 34,403
Dabur India Ltd.
3,953 22,866
Deepak Nitrite Ltd.
540 9,409
Delhivery Ltd. *
2,996 14,275
Divi's Laboratories Ltd.
818 59,232
Number
of Shares Value $
Dixon Technologies India Ltd.
151 24,649
DLF Ltd.
4,607 37,269
Dr Reddy's Laboratories Ltd.
4,812 67,720
Eicher Motors Ltd.
418 32,962
Embassy Office Parks REIT
5,906 28,181
Eternal Ltd. *
21,001 70,459
Exide Industries Ltd.
2,403 10,069
Federal Bank Ltd.
7,934 22,878
Fortis Healthcare Ltd.
3,155 32,419
FSN E-Commerce Ventures
Ltd. *
5,736 17,142
GE Vernova T&D India Ltd.
718 23,129
General Insurance Corp. of India,
144A
805 3,485
Gland Pharma Ltd., 144A
548 10,780
GlaxoSmithKline
Pharmaceuticals Ltd.
417 11,979
Glenmark Pharmaceuticals Ltd.
1,412 30,722
GMR Airports Ltd. *
9,152 11,086
Godrej Consumer Products Ltd.
2,817 36,079
Godrej Properties Ltd. *
1,175 27,778
Grasim Industries Ltd.
731 22,387
Gujarat Fluorochemicals Ltd.
165 6,315
HCL Technologies Ltd.
6,487 117,792
HDFC Asset Management Co.
Ltd., 144A
1,484 44,347
HDFC Bank Ltd.
45,960 517,726
HDFC Life Insurance Co. Ltd.,
144A
4,222 36,076
Hero MotoCorp Ltd.
75 5,177
Hexaware Technologies Ltd.
984 8,325
Hindalco Industries Ltd.
3,527 31,876
Hindustan Unilever Ltd.
5,179 142,816
Hindustan Zinc Ltd.
1,746 9,471
Hitachi Energy India Ltd.
88 21,699
Honeywell Automation India Ltd.
19 7,518
Housing & Urban Development
Corp. Ltd.
3,997 10,692
Hyundai Motor India Ltd.
387 10,064
ICICI Bank Ltd.
21,320 331,023
ICICI Lombard General Insurance
Co. Ltd., 144A
1,136 25,026
ICICI Prudential Life Insurance
Co. Ltd., 144A
1,577 10,927
IDFC First Bank Ltd.
22,754 20,384
Indian Bank
750 7,297
Indian Railway Catering &
Tourism Corp. Ltd.
1,565 12,015
Indian Railway Finance Corp.
Ltd., 144A
14,779 19,426
Indian Renewable Energy
Development Agency Ltd. *
7,867 12,568
Indus Towers Ltd. *
4,258 19,091
IndusInd Bank Ltd. *
2,432 23,343

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Info Edge India Ltd.
2,180 32,419
Infosys Ltd., ADR (b)
52 909
Infosys Ltd.
26,117 455,520
InterGlobe Aviation Ltd., 144A
735 48,493
Jio Financial Services Ltd.
21,064 72,107
JSW Steel Ltd.
2,397 31,094
Jubilant Foodworks Ltd.
1,757 11,815
Kalyan Jewellers India Ltd.
1,666 9,412
Kotak Mahindra Bank Ltd.
4,586 108,919
KPIT Technologies Ltd.
1,485 20,294
L&T Finance Ltd.
7,294 25,471
L&T Technology Services Ltd.,
144A
250 12,411
Life Insurance Corp. of India
561 5,610
Linde India Ltd.
165 11,005
Lloyds Metals & Energy Ltd.
639 8,718
Lodha Developers Ltd., 144A
2,116 27,162
LTIMindtree Ltd., 144A
358 24,400
Lupin Ltd.
2,114 49,211
Mahindra & Mahindra Financial
Services Ltd.
4,991 20,749
Mahindra & Mahindra Ltd.
3,307 138,913
MakeMyTrip Ltd. *
436 31,126
Mankind Pharma Ltd.
962 24,209
Marico Ltd.
2,643 21,198
Maruti Suzuki India Ltd.
450 79,991
Max Financial Services Ltd. *
1,046 19,904
Max Healthcare Institute Ltd.
5,367 69,770
Motilal Oswal Financial Services
Ltd.
1,269 13,612
Mphasis Ltd.
829 26,056
Muthoot Finance Ltd.
882 36,920
Nestle India Ltd.
2,898 40,858
NHPC Ltd.
19,558 16,779
Nippon Life India Asset
Management Ltd., 144A
1,514 14,821
NMDC Ltd.
9,393 7,762
Oberoi Realty Ltd.
726 13,370
One 97 Communications Ltd. *
1,919 28,332
Oracle Financial Services
Software Ltd.
201 18,218
Page Industries Ltd.
45 19,278
Patanjali Foods Ltd.
825 5,240
PB Fintech Ltd. *
2,515 51,142
Persistent Systems Ltd.
749 53,198
Phoenix Mills Ltd.
949 18,427
PI Industries Ltd.
378 14,350
Pidilite Industries Ltd.
2,114 34,737
Power Finance Corp. Ltd.
10,582 42,909
Power Grid Corp. of India Ltd.
19,208 57,969
Premier Energies Ltd., 144A
338 3,687
Prestige Estates Projects Ltd.
907 17,008
Number
of Shares Value $
Procter & Gamble Hygiene &
Health Care Ltd.
92 13,120
Rail Vikas Nigam Ltd.
3,615 13,098
REC Ltd.
9,705 39,157
Samvardhana Motherson
International Ltd.
15,528 20,191
SBI Cards & Payment Services
Ltd.
1,246 12,260
SBI Life Insurance Co. Ltd., 144A
1,870 41,101
Schaeffler India Ltd.
259 11,291
Shriram Finance Ltd.
6,307 60,050
Sona Blw Precision Forgings
Ltd., 144A
2,831 16,197
SRF Ltd.
589 19,276
State Bank of India
6,939 75,947
Sun Pharmaceutical Industries
Ltd.
7,085 145,078
Sundaram Finance Ltd.
428 22,626
Supreme Industries Ltd.
272 10,314
Suzlon Energy Ltd. *
88,271 53,300
Tata Communications Ltd.
830 16,844
Tata Consultancy Services Ltd.
7,004 245,675
Tata Consumer Products Ltd.
2,654 34,786
Tata Elxsi Ltd.
297 17,128
Tata Motors Ltd. *
732 2,881
Tata Motors Passenger Vehicles
Ltd.
732 2,920
Tata Steel Ltd.
14,325 26,899
Tech Mahindra Ltd.
4,593 77,911
Thermax Ltd.
231 7,541
Titan Co. Ltd.
1,492 65,181
Torrent Pharmaceuticals Ltd.
749 31,155
Trent Ltd.
803 38,157
Tube Investments of India Ltd.
395 12,296
TVS Motor Co. Ltd.
601 23,728
UltraTech Cement Ltd.
330 42,796
Union Bank of India Ltd.
3,689 6,321
United Spirits Ltd.
1,485 24,099
UNO Minda Ltd.
562 8,211
UPL Ltd.
3,767 31,950
Varun Beverages Ltd.
9,989 53,777
Vishal Mega Mart Ltd. *
5,317 8,072
Vodafone Idea Ltd. *
223,838 24,924
Voltas Ltd.
1,106 17,018
Wipro Ltd.
22,201 61,934
Yes Bank Ltd. *
72,321 18,540
Zydus Lifesciences Ltd.
1,630 17,175
(Cost $5,460,969)
7,191,950
Indonesia — 0.8%
Amman Mineral Internasional
PT *
58,964 23,366
Barito Renewables Energy Tbk
PT
16,365 9,408

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
GoTo Gojek Tokopedia Tbk PT *
5,752,829 22,106
Pantai Indah Kapuk Dua Tbk PT
10,912 9,189
PT Bank Central Asia Tbk
213,924 106,288
PT Bank Mandiri Persero Tbk
156,073 45,261
PT Bank Rakyat Indonesia
Persero Tbk
288,677 63,784
PT Barito Pacific Tbk *
110,225 23,693
PT Chandra Asri Pacific Tbk
34,869 15,493
PT Indofood CBP Sukses
Makmur Tbk
12,001 6,089
PT Indofood Sukses Makmur Tbk
8,565 3,780
PT Indosat Tbk
52,318 7,508
PT Kalbe Farma Tbk
99,731 7,186
PT Sumber Alfaria Trijaya Tbk
58,050 6,274
PT Telkom Indonesia Persero
Tbk
357,255 75,290
PT Unilever Indonesia Tbk
61,701 9,632
(Cost $529,206)
434,347
Ireland — 1.2%
PDD Holdings, Inc., ADR *
(Cost $649,741)
5,152 598,044
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $548,412)
28,889 0
Kuwait — 0.7%
Agility Public Warehousing Co.
KSCC
7,771 3,620
Al Ahli Bank of Kuwait KSCP
10,440 9,659
Boubyan Bank KSCP
7,753 17,858
Burgan Bank SAK
10,486 7,686
Gulf Bank KSCP
9,731 11,286
Kuwait Finance House KSCP
51,811 134,359
Mabanee Co KPSC
3,956 13,868
Mobile Telecommunications Co.
KSCP
14,692 24,890
National Bank of Kuwait SAKP
33,647 110,056
Warba Bank KSCP *
18,745 17,771
(Cost $299,268)
351,053
Malaysia — 1.1%
99 Speed Mart Retail Holdings
BHD
13,000 10,538
AMMB Holdings Bhd
9,000 12,958
Axiata Group Bhd
25,552 14,902
Celcomdigi Bhd
24,500 19,446
CIMB Group Holdings Bhd
33,404 61,837
Gamuda Bhd
32,704 42,339
Hong Leong Bank Bhd
3,500 17,905
IHH Healthcare Bhd
19,200 38,377
IJM Corp. Bhd
14,700 8,217
Kuala Lumpur Kepong Bhd
300 1,466
Malayan Banking Bhd
24,156 57,928
Maxis Bhd
21,100 20,372
Number
of Shares Value $
MR DIY Group M Bhd, 144A
13,750 5,024
Nestle Malaysia Bhd
219 5,665
PPB Group Bhd
4,000 10,647
Press Metal Aluminium Holdings
Bhd
7,600 12,340
Public Bank Bhd
62,200 65,474
QL Resources Bhd
5,750 5,635
RHB Bank Bhd
10,036 16,879
Sime Darby Bhd
7,500 3,539
Sime Darby Property Bhd
22,000 7,400
Sunway Bhd
11,000 14,507
Telekom Malaysia Bhd
21,500 38,604
TIME dotCom Bhd
9,500 12,069
United Plantations BHD
2,300 15,706
Westports Holdings Bhd
7,926 10,280
YTL Corp. Bhd
12,200 6,288
(Cost $422,326)
536,342
Mexico — 1.6%
America Movil SAB de CV,
Series B
113,960 130,668
Arca Continental SAB de CV
3,316 33,796
Cemex SAB de CV, Series CPO
19,585 20,704
Coca-Cola Femsa SAB de CV
3,812 33,003
El Puerto de Liverpool SAB de
CV, Class C1
2,205 12,199
Fibra Uno Administracion SA de
CV REIT
22,597 32,828
Gruma SAB de CV, Class B
380 6,710
Grupo Aeroportuario del Centro
Norte SAB de CV
1,813 24,297
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
1,671 40,697
Grupo Aeroportuario del Sureste
SAB de CV, Class B
901 27,222
Grupo Bimbo SAB de CV, Series
A
5,000 15,868
Grupo Carso SAB de CV, Series
A1
1,161 7,910
Grupo Comercial Chedraui SA
de CV
2,137 15,598
Grupo Financiero Banorte SAB
de CV, Class O
11,325 108,154
Grupo Financiero Inbursa SAB
de CV, Class O
4,546 10,757
Grupo Mexico SAB de CV, Series
B
12,666 110,253
Industrias Penoles SAB de CV *
639 26,949
Kimberly-Clark de Mexico SAB
de CV, Class A
7,655 16,285
Prologis Property Mexico SA de
CV REIT
8,675 36,961
Wal-Mart de Mexico SAB de CV
34,524 116,798
(Cost $730,477)
827,657

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Netherlands — 0.0%
Nebius Group N.V., Class A * (a)
(Cost $1,831,428)
28,401 0
Philippines — 0.4%
Ayala Corp.
1,170 9,476
Ayala Land, Inc.
49,300 17,107
Bank of the Philippine Islands
8,944 17,767
BDO Unibank, Inc.
8,699 19,432
Globe Telecom, Inc.
380 10,380
International Container Terminal
Services, Inc.
3,690 34,135
Jollibee Foods Corp.
1,620 5,221
Metropolitan Bank & Trust Co.
7,480 8,418
PLDT, Inc.
795 17,515
SM Investments Corp.
2,390 30,158
SM Prime Holdings, Inc.
42,900 16,825
(Cost $210,022)
186,434
Qatar — 0.5%
Al Rayan Bank
23,958 14,351
Commercial Bank PSQC
17,495 19,359
Dukhan Bank
9,871 9,426
Industries Qatar QSC
9,402 31,375
Ooredoo QPSC
5,113 17,905
Qatar International Islamic Bank
QSC
4,432 13,451
Qatar Islamic Bank QPSC
7,474 47,726
Qatar National Bank QPSC
17,537 87,179
(Cost $219,020)
240,772
Russia — 0.0%
Alrosa PJSC * (a)
246,725 0
GMK Norilskiy Nickel PAO * (a)
559,300 0
Mobile TeleSystems PJSC, ADR
* (a)
25,457 0
Mobile TeleSystems PJSC * (a)
32,151 0
Novolipetsk Steel PJSC * (a)
121,611 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (a)
21,692 0
Polyus PJSC * (a)
27,930 0
Sberbank of Russia PJSC * (a)
989,954 0
United Co. RUSAL International
PJSC * (a)
255,320 0
(Cost $7,879,354)
0
Saudi Arabia — 2.1%
ACWA Power Co. *
586 29,835
Advanced Petrochemical Co. *
936 7,904
Al Rajhi Bank
5,445 139,120
Al Rajhi Co. For Co.-Operative
Insurance *
302 6,972
Alinma Bank
5,283 34,108
Almarai Co. JSC
1,926 22,949
Arab National Bank
2,693 15,922
Number
of Shares Value $
Arabian Internet &
Communications Services Co.
232 13,902
Bank AlBilad
2,375 16,574
Bank Al-Jazira *
2,429 7,485
Banque Saudi Fransi
4,040 17,705
Bupa Arabia for Cooperative
Insurance Co.
340 13,323
Co. for Cooperative Insurance
325 10,439
Dar Al Arkan Real Estate
Development Co. *
3,081 12,878
Dr Sulaiman Al Habib Medical
Services Group Co.
624 40,220
Elm Co.
195 39,817
Etihad Etisalat Co.
2,812 47,073
Jarir Marketing Co.
3,670 12,424
Mouwasat Medical Services Co.
505 9,342
Nahdi Medical Co.
232 6,144
Riyad Bank
4,083 28,080
SABIC Agri-Nutrients Co.
1,010 31,365
Sahara International
Petrochemical Co.
1,208 5,410
SAL Saudi Logistics Services
150 6,793
Saudi Arabian Mining Co. *
5,750 93,497
Saudi Awwal Bank
3,135 25,589
Saudi Basic Industries Corp.
2,583 37,973
Saudi Industrial Investment
Group *
2,005 7,696
Saudi Investment Bank
2,749 9,497
Saudi National Bank
12,358 121,556
Saudi Research & Media Group *
331 12,573
Saudi Tadawul Group Holding
Co.
307 13,781
Saudi Telecom Co.
13,143 149,457
Yanbu National Petrochemical
Co.
1,225 9,947
(Cost $1,048,580)
1,057,350
Singapore — 0.4%
BOC Aviation Ltd., 144A
2,092 19,038
Trip.com Group Ltd.
2,568 176,464
Trip.com Group Ltd., ADR
45 3,146
(Cost $136,727)
198,648
South Africa — 3.4%
Absa Group Ltd.
6,257 76,089
Aspen Pharmacare Holdings Ltd.
3,819 21,183
Bid Corp. Ltd.
2,403 57,311
Bidvest Group Ltd.
1,966 26,226
Capitec Bank Holdings Ltd.
365 82,757
Clicks Group Ltd.
1,882 38,151
Discovery Ltd.
3,711 47,563
FirstRand Ltd.
19,141 91,048
Gold Fields Ltd.
5,946 249,567
Harmony Gold Mining Co. Ltd.
3,356 65,445
Impala Platinum Holdings Ltd.
2,617 32,759

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Investec Ltd.
1,495 10,682
Mr Price Group Ltd.
1,697 20,810
MTN Group Ltd.
11,484 105,859
Naspers Ltd., Class N
6,463 403,783
Nedbank Group Ltd.
1,374 20,509
Old Mutual Ltd.
22,484 18,208
OUTsurance Group Ltd.
6,088 25,770
Pepkor Holdings Ltd., 144A
11,608 17,716
Sanlam Ltd.
11,714 62,750
Shoprite Holdings Ltd.
2,402 38,505
Sibanye Stillwater Ltd. *
11,437 37,314
Standard Bank Group Ltd.
4,821 74,203
Valterra Platinum Ltd.
779 54,143
Vodacom Group Ltd.
4,532 35,505
Woolworths Holdings Ltd.
7,090 23,393
(Cost $1,359,943)
1,737,249
South Korea — 10.5%
Alteogen, Inc. *
163 59,075
Amorepacific Corp.
257 21,722
Amorepacific Holdings Corp.
278 5,378
APR Corp. *
142 24,670
BNK Financial Group, Inc.
807 8,259
Celltrion Pharm, Inc. *
302 12,711
Celltrion, Inc.
1,077 135,920
Cheil Worldwide, Inc.
165 2,541
CJ Corp.
13 1,557
Coway Co. Ltd.
211 12,339
DB Insurance Co. Ltd.
214 18,116
Dongsuh Cos., Inc.
52 969
Doosan Co. Ltd.
45 26,804
Doosan Enerbility Co. Ltd. *
1,547 80,366
Doosan Robotics, Inc. *
40 2,108
Ecopro BM Co. Ltd. *
174 17,735
Ecopro Co. Ltd.
372 21,374
Ecopro Materials Co. Ltd. *
88 3,471
E-MART, Inc.
24 1,276
F&F Co. Ltd. / New
63 3,110
Hana Financial Group, Inc.
1,895 120,221
Hanjin Kal Corp.
160 11,141
Hanmi Pharm. Co. Ltd.
73 22,660
Hanmi Science Co. Ltd. *
198 5,231
Hanmi Semiconductor Co. Ltd.
267 22,440
Hanwha Life Insurance Co. Ltd. *
926 1,895
Hanwha Solutions Corp.
605 11,498
HLB, Inc. *
669 21,335
HMM Co. Ltd.
1,319 17,166
Hugel, Inc. *
34 5,283
HYBE Co. Ltd. *
157 31,973
Hyundai Autoever Corp.
106 14,560
Hyundai Elevator Co. Ltd.
70 4,132
Number
of Shares Value $
Hyundai Engineering &
Construction Co. Ltd.
341 15,535
Hyundai Glovis Co. Ltd.
150 16,768
Hyundai Mobis Co. Ltd.
308 64,819
Hyundai Motor Co.
547 97,263
Hyundai Rotem Co. Ltd.
160 19,115
Industrial Bank of Korea
1,173 16,391
JYP Entertainment Corp.
286 13,224
Kakao Corp.
2,152 85,896
KakaoBank Corp.
747 10,997
Kakaopay Corp. *
279 9,410
KB Financial Group, Inc.
2,483 210,708
KEPCO Engineering &
Construction Co., Inc.
139 8,695
KEPCO Plant Service &
Engineering Co. Ltd.
183 6,632
Kia Corp.
525 40,732
KIWOOM Securities Co. Ltd.
85 15,779
Korea Investment Holdings Co.
Ltd.
323 35,229
Korea Zinc Co. Ltd.
36 32,851
Korean Air Lines Co. Ltd.
251 3,729
Krafton, Inc. *
214 37,470
KT Corp.
412 14,119
KT&G Corp.
671 66,386
L&F Co. Ltd. *
52 4,427
LG Chem Ltd.
192 48,827
LG Display Co. Ltd. *
972 8,288
LG Electronics, Inc.
176 10,244
LG Energy Solution Ltd. *
178 49,382
LG Innotek Co. Ltd.
108 17,405
LG Uplus Corp.
1,664 17,040
LigaChem Biosciences, Inc. *
194 25,499
LS Electric Co. Ltd.
73 22,833
Meritz Financial Group, Inc.
605 44,676
Mirae Asset Securities Co. Ltd.
1,625 24,143
Misto Holdings Corp.
343 9,971
NAVER Corp.
1,117 185,325
NCSoft Corp.
122 17,421
Netmarble Corp., 144A
175 6,307
NH Investment & Securities Co.
Ltd.
1,165 16,358
Orion Corp.
18 1,291
Pearl Abyss Corp. *
392 9,636
Pharmaresearch Co. Ltd.
47 15,021
Posco DX Co. Ltd.
478 8,256
POSCO Future M Co. Ltd. *
135 18,956
POSCO Holdings, Inc.
205 43,143
Rainbow Robotics *
74 21,888
S-1 Corp.
69 3,519
Sam Chun Dang Pharm Co. Ltd.
128 18,843
Samsung Biologics Co. Ltd.,
144A *
79 86,324

DBX ETF Trust | 17
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Samsung C&T Corp.
330 50,488
Samsung Card Co. Ltd.
250 9,333
Samsung E&A Co. Ltd.
755 13,117
Samsung Electro-Mechanics
Co. Ltd.
401 68,440
Samsung Electronics Co. Ltd.
18,973 1,296,560
Samsung Episholdings Co. Ltd. *
42 12,252
Samsung Fire & Marine
Insurance Co. Ltd.
191 62,535
Samsung Life Insurance Co. Ltd.
457 47,513
Samsung SDI Co. Ltd.
453 92,254
Samsung SDS Co. Ltd.
261 29,904
Samsung Securities Co. Ltd.
452 24,219
Samyang Foods Co. Ltd.
21 20,634
Shinhan Financial Group Co. Ltd.
3,147 166,910
SK Biopharmaceuticals Co.
Ltd. *
303 28,803
SK Bioscience Co. Ltd. *
290 10,806
SK hynix, Inc.
2,197 791,766
SK IE Technology Co. Ltd., 144A
*
198 3,837
SK Innovation Co. Ltd.
295 23,068
SK Square Co. Ltd. *
608 123,200
SK Telecom Co. Ltd.
762 27,720
SK, Inc.
161 29,066
SKC Co. Ltd. *
81 6,125
Woori Financial Group, Inc.
2,284 41,234
Yuhan Corp.
384 31,855
(Cost $3,630,937)
5,317,446
Taiwan — 21.0%
Accton Technology Corp.
3,605 117,735
Acer, Inc.
13,070 11,348
Advantech Co. Ltd.
3,322 30,484
Airtac International Group
484 13,926
Alchip Technologies Ltd.
357 37,594
ASE Technology Holding Co. Ltd.
25,346 185,340
Asia Vital Components Co. Ltd.
2,270 99,450
ASMedia Technology, Inc.
337 13,905
ASPEED Technology, Inc.
192 44,750
Asustek Computer, Inc.
5,754 110,185
AUO Corp. *
35,810 13,235
Bizlink Holding, Inc.
503 25,803
Catcher Technology Co. Ltd.
2,257 14,455
Cathay Financial Holding Co.
Ltd.
61,008 124,796
Chailease Holding Co. Ltd.
9,609 31,535
Chang Hwa Commercial Bank
Ltd.
22,341 14,379
Chicony Electronics Co. Ltd.
5,000 19,117
China Steel Corp.
30,239 17,584
Chroma ATE, Inc.
2,165 56,496
Chunghwa Telecom Co. Ltd.
26,623 110,699
CTBC Financial Holding Co. Ltd.
104,807 145,097
Number
of Shares Value $
Delta Electronics, Inc.
13,301 394,983
E Ink Holdings, Inc.
4,499 27,523
E.Sun Financial Holding Co. Ltd.
95,452 92,304
Eclat Textile Co. Ltd.
1,770 24,730
Elite Material Co. Ltd.
2,043 99,270
eMemory Technology, Inc.
417 27,171
Eva Airways Corp.
3,226 3,505
Evergreen Marine Corp. Taiwan
Ltd.
3,893 22,265
Far Eastern New Century Corp.
7,226 6,493
Far EasTone
Telecommunications Co. Ltd.
13,722 38,519
Feng TAY Enterprise Co. Ltd.
2,665 10,954
First Financial Holding Co. Ltd.
73,458 64,599
Formosa Plastics Corp.
8,894 11,803
Fortune Electric Co. Ltd.
667 14,877
Foxconn Technology Co. Ltd.
3,921 8,146
Fubon Financial Holding Co. Ltd.
51,376 151,583
Gigabyte Technology Co. Ltd.
2,959 22,957
Global Unichip Corp.
540 38,885
Globalwafers Co. Ltd.
1,653 19,803
Gold Circuit Electronics Ltd.
2,441 49,232
Highwealth Construction Corp.
9,941 12,020
Hon Hai Precision Industry Co.
Ltd.
46,494 334,058
HON Precision, Inc.
506 48,367
Hotai Motor Co. Ltd.
1,509 29,329
Hua Nan Financial Holdings Co.
Ltd.
58,845 55,217
Innolux Corp.
36,037 15,558
International Games System
Co. Ltd.
1,862 44,080
Inventec Corp.
18,362 25,508
Jentech Precision Industrial Co.
Ltd.
735 68,032
KGI Financial Holding Co. Ltd.
110,233 55,318
King Slide Works Co. Ltd.
378 45,948
King Yuan Electronics Co. Ltd.
4,601 33,571
Largan Precision Co. Ltd.
436 30,632
Lite-On Technology Corp.
10,289 52,125
Lotes Co. Ltd.
465 19,409
MediaTek, Inc.
6,004 266,866
Mega Financial Holding Co. Ltd.
80,647 103,041
Micro-Star International Co. Ltd.
5,100 17,469
Minth Group Ltd.
1,661 7,262
momo.com, Inc.
705 5,099
Nan Ya Plastics Corp.
13,641 25,643
Nan Ya Printed Circuit Board
Corp.
2,012 16,828
Nanya Technology Corp. *
4,255 19,794
Nien Made Enterprise Co. Ltd.
1,366 16,213
Novatek Microelectronics Corp.
2,690 33,384
Pegatron Corp.
11,439 26,279

18 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
PharmaEssentia Corp.
2,117 34,806
Phison Electronics Corp.
656 23,410
Pou Chen Corp.
4,305 4,197
Powerchip Semiconductor
Manufacturing Corp. *
17,422 18,929
Powertech Technology, Inc.
3,182 15,918
Quanta Computer, Inc.
17,574 157,906
Realtek Semiconductor Corp.
2,014 33,433
Ruentex Development Co. Ltd.
1,440 1,383
Ruentex Industries Ltd.
5,628 9,827
Shanghai Commercial & Savings
Bank Ltd.
15,946 19,866
Shihlin Electric & Engineering
Corp.
1,178 6,324
Sino-American Silicon Products,
Inc.
3,863 12,924
SinoPac Financial Holdings Co.
Ltd.
91,119 78,243
Synnex Technology International
Corp.
3,342 6,698
Taichung Commercial Bank Co.
Ltd.
26,317 17,483
Taiwan Business Bank
36,144 18,253
Taiwan Cooperative Financial
Holding Co. Ltd.
68,213 51,836
Taiwan High Speed Rail Corp.
15,284 13,611
Taiwan Mobile Co. Ltd.
13,387 46,066
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
21 6,122
Taiwan Semiconductor
Manufacturing Co. Ltd.
121,727 5,585,053
Tatung Co. Ltd.
10,276 10,952
Tripod Technology Corp.
3,148 30,693
TS Financial Holding Co. Ltd.
90,673 52,147
Unimicron Technology Corp.
5,250 31,197
Uni-President Enterprises Corp.
18,061 44,023
United Microelectronics Corp.
79,329 115,764
Vanguard International
Semiconductor Corp.
7,825 22,564
VisEra Technologies Co. Ltd.
1,131 9,478
Voltronic Power Technology
Corp.
457 16,891
Wan Hai Lines Ltd.
7,931 20,368
Winbond Electronics Corp. *
10,938 20,214
Wistron Corp.
19,770 91,023
Wiwynn Corp.
700 101,928
WPG Holdings Ltd.
3,341 7,271
WT Microelectronics Co. Ltd.
2,065 9,409
Yageo Corp.
8,544 63,974
Yang Ming Marine Transport
Corp.
4,192 6,945
Yuanta Financial Holding Co.
Ltd.
71,425 82,155
Yulon Finance Corp.
3,641 11,172
Number
of Shares Value $
Zhen Ding Technology Holding
Ltd.
3,906 18,108
(Cost $5,789,330)
10,703,129
Thailand — 1.3%
Advanced Info Service PCL,
NVDR
7,900 75,331
Airports of Thailand PCL, NVDR
21,200 28,644
Asset World Corp. PCL, NVDR
80,300 4,789
Bangkok Dusit Medical Services
PCL, NVDR
83,000 48,983
Bangkok Expressway & Metro
PCL, NVDR
51,900 8,947
BTS Group Holdings PCL, NVDR
*
63,500 5,089
Bumrungrad Hospital PCL,
NVDR
5,300 27,903
Carabao Group PCL, NVDR
2,900 4,076
Central Pattana PCL, NVDR
15,600 25,923
Central Retail Corp. PCL, NVDR
24,500 15,144
Charoen Pokphand Foods PCL,
NVDR
5,000 3,153
Com7 PCL, NVDR
12,900 8,775
CP ALL PCL, NVDR
35,100 47,152
CP AXTRA PCL
3,490 1,756
Delta Electronics Thailand PCL,
NVDR
32,200 201,031
Energy Absolute PCL *
5,767 111
Home Product Center PCL,
NVDR
54,500 10,834
Krung Thai Bank PCL, NVDR
11,600 9,908
Krungthai Card PCL, NVDR
8,900 7,533
Land & Houses PCL, NVDR
83,500 9,077
Minor International PCL, NVDR
27,083 18,507
Muangthai Capital PCL, NVDR
8,900 9,192
Osotspa PCL, NVDR
8,900 4,368
SCB X PCL, NVDR
3,900 15,748
Thai Beverage PCL
66,500 23,876
Thai Life Insurance PCL, NVDR
28,400 8,601
TIDLOR Holdings PCL
24,214 14,365
Tisco Financial Group PCL,
NVDR
2,400 7,902
TMBThanachart Bank PCL,
NVDR
184,477 11,059
True Corp. PCL, NVDR
87,369 29,308
(Cost $688,436)
687,085
Turkey — 0.7%
Agesa Hayat ve Emeklilik AS
990 5,048
Akbank TAS
10,426 15,891
Alarko Holding As
3,666 8,094
Anadolu Anonim Turk Sigorta
Sirketi
3,728 1,974
Aselsan Elektronik Sanayi Ve
Ticaret AS
3,582 15,464

DBX ETF Trust | 19
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS
1,742 3,715
Avrupakent Gayrimenkul Yatirim
Ortakligi AS
3,995 5,106
Aydem Yenilenebilir Enerji AS *
3,601 1,555
BIM Birlesik Magazalar AS
3,049 38,541
Borusan Yatirim ve Pazarlama
AS
100 5,327
Bosch Fren Sistemleri Sanayi ve
Ticaret AS *
1,149 4,258
Celebi Hava Servisi AS
61 2,276
Coca-Cola Icecek AS
4,868 5,890
DAP Gayrimenkul Gelistirme AS,
Class C *
8,675 2,344
Dogan Sirketler Grubu Holding
As
15,562 6,260
Dogus Otomotiv Servis Ve
Ticaret AS
983 4,177
Eczacibasi Yatirim Holding
Ortakligi AS
1,284 10,246
Efor Yatirim Sanayi Ticaret AS
3,810 2,009
Ege Endustri Ve Ticaret AS
4 663
Eis Eczacibasi Ilac Ve Sinai Ve
Finansal Yatirimlar Sanayi Ve
Ticaret AS
4,288 9,337
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
13,655 6,789
Enka Insaat ve Sanayi AS
3,359 6,278
Haci Omer Sabanci Holding AS
6,614 12,751
Hektas Ticaret TAS *
82,497 6,175
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
9,243 4,138
Is Yatirim Menkul Degerler AS
5,714 5,372
Kiler Holding AS *
3,778 14,051
Kontrolmatik Enerji Ve
Muhendislik AS
13,513 10,624
Ldr Turizm As
6,260 6,189
Mavi Giyim Sanayi Ve Ticaret
AS, Class B, 144A
4,753 4,220
MIA Teknoloji AS *
9,552 7,829
MLP Saglik Hizmetleri AS, 144A
*
762 5,919
Pegasus Hava Tasimaciligi AS *
222 1,050
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
14,254 6,744
Smart Gunes Enerjisi
Teknolojileri ArGe Uretim
Sanayi VE Ticaret AS *
3,360 1,977
TAB Gida Sanayi Ve Ticaret AS
872 4,432
TAV Havalimanlari Holding AS *
1,352 8,847
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
2,723 4,653
Turk Altin Isletmeleri AS *
10,214 8,401
Turk Hava Yollari AO
1,634 10,491
Turk Telekomunikasyon AS *
8,684 11,396
Number
of Shares Value $
Turkcell Iletisim Hizmetleri AS
9,796 21,572
Turkiye Is Bankasi AS, Class C
37,947 12,121
Turkiye Sigorta AS
24,773 7,068
Turkiye Sinai Kalkinma Bankasi
AS *
10,678 3,232
Ziraat Gayrimenkul Yatirim
Ortakligi AS
16,002 8,362
(Cost $373,798)
348,856
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank
PJSC
13,437 51,585
Abu Dhabi Islamic Bank PJSC
6,305 34,161
Aldar Properties PJSC
16,489 36,589
Alpha Dhabi Holding PJSC
5,694 13,968
Borouge PLC
18,717 12,740
Dubai Islamic Bank PJSC
12,475 31,146
Emaar Development PJSC
4,424 17,706
Emaar Properties PJSC
27,355 99,057
Emirates NBD Bank PJSC
9,967 66,214
Emirates Telecommunications
Group Co. PJSC
24,492 120,031
First Abu Dhabi Bank PJSC
18,406 79,380
International Holding Co. PJSC *
3,473 378,235
Modon Holding PSC *
22,759 20,201
(Cost $611,622)
961,013
United States — 0.3%
BeOne Medicines Ltd., ADR *
86 29,293
BeOne Medicines Ltd., Class A *
176 7,213
BeOne Medicines Ltd., Class H *
5,405 142,178
(Cost $130,206)
178,684
TOTAL COMMON STOCKS
(Cost $47,036,313)
49,842,827
PREFERRED STOCKS — 1.5%
Brazil — 0.8%
Axia Energia
2,065 25,905
Banco Bradesco SA
22,053 81,102
Cia Energetica de Minas Gerais
11,164 24,028
Cia Paranaense de Energia
- Copel
6,610 17,752
Itau Unibanco Holding SA
22,428 174,783
Itausa SA
42,209 97,402
Klabin SA
2 1
(Cost $288,409)
420,973
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $29,297)
716 46,249
Colombia — 0.1%
Grupo Cibest SA
2,326 36,676

20 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Grupo de Inversiones
Suramericana SA
955 11,509
(Cost $27,235)
48,185
India — 0.0%
TVS Motor Co. Ltd. * (a)
(Cost $0)
2,052 229
Russia — 0.0%
Sberbank of Russia PJSC * (a)
(Cost $275,893)
71,636 0
South Korea — 0.5%
Doosan Co. Ltd.
19 6,925
Doosan Co. Ltd.
12 3,806
Hyundai Motor Co.
28 3,665
Hyundai Motor Co. - 2nd
Preferred
89 11,783
Korea Investment Holdings Co.
Ltd.
117 9,730
LG Chem Ltd.
56 7,269
Mirae Asset Securities Co. Ltd.
1,665 11,197
Samsung Electronics Co. Ltd.
3,251 165,794
(Cost $166,673)
220,169
TOTAL PREFERRED STOCKS
(Cost $787,507)
735,805
RIGHTS — 0.0%
Taiwan — 0.0%
Taichung Commercial Bank Co.
Ltd. , expires 12/15/25
333 21
Unimicron Technology Corp. ,
expires 1/19/26
118 265
(Cost $0)
286
TOTAL RIGHTS
(Cost $0)
286
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
800 1
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers MSCI Emerging
Markets Climate Selection
ETF (c)
(Cost $23,483)
750 26,251
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(d)(e)
(Cost $270)
270 270
Number
of Shares Value $
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (d)
(Cost $227,711)
227,711 227,711
TOTAL INVESTMENTS
— 100.0%
(Cost $48,075,284)
50,833,151
Other assets and liabilities,
net — 0.0%
8,407
NET ASSETS — 100.0%
50,841,558

DBX ETF Trust | 21
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI Emerging Markets Climate Selection ETF (c)
23,639 — — — 2,612 — — 750 26,251
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (d)(e)
525 — (255) (f) — — 59 — 270 270
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (d)
179,718 3,715,079 (3,667,086) — — 2,744 — 227,711 227,711
203,882 3,715,079 (3,667,341) — 2,612 2,803 — 228,731 254,232
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $261, which is 0.0% of net assets.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Information Technology
14,625,687 28 .9
Financials
11,609,560 23 .0
Communication Services
6,599,097 13 .0
Consumer Discretionary
6,434,500 12 .7
Industrials
3,018,536 5 .9
Health Care
2,841,813 5 .6
Materials
2,020,756 4 .0
Consumer Staples
1,751,628 3 .5
Real Estate
940,030 1 .9
Utilities
709,548 1 .5
Energy
27,764 0 .0
Total
50,578,919 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 5 335,641 344,400 12/19/2025 8,759
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 49,795,744 $ — $ 47,083 $ 49,842,827
Preferred Stocks (a)
735,576 — 229 735,805
Rights
— 286 — 286
Warrants
1 — — 1
Exchange-Traded Funds
26,251 — — 26,251
Short-Term Investments (a)
227,981 — — 227,981
Derivatives (b)
Futures Contracts
8,759 — — 8,759
TOTAL
$ 50,794,312 $ 286 $ 47,312 $ 50,841,910
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 23
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2025 (Unaudited)
During the period ended November 30, 2025, the amount of transfers from Level 3 to Level 1 was $11,642. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $43,260. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCR-PH1